Other expense - Schedule of Other Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Impairment of assets	$ (102)	$ (200)
Equity losses from investments in associates and joint ventures
Losses on investments	(53)	(20)
Operations	(19)	(15)
Early debt redemption costs	(18)	(20)
(Losses) gains on retirements and disposals of property, plant and equipment and intangible assets	(9)	11
Net mark-to-market gains (losses) on derivatives used to economically hedge equity settled share-based compensation plans	138	(80)
Gains (losses) on investments	13	(34)
Other	37	10
Total other expense	$ (13)	$ (348)